Shareholders' Equity	12 Months Ended
Dec. 31, 2010
Shareholders' Equity
Shareholders' Equity
11.	SHAREHOLDERS' EQUITY:

Shareholder Rights Plan

On July 1, 2002, we adopted a shareholder rights agreement in order to obtain maximum value for shareholders in the event of an unsolicited acquisition attempt. To implement the agreement, we issued a dividend of one right for each share of our common stock held by shareholders of record as of the close of business on July 19, 2002.

Pursuant to the terms of the Series G Convertible Preferred Stock Agreement (see below), on January 8, 2010, we entered into a Fifth Amendment to Rights Agreement, which changed the expiration date of the rights issued under the Rights Agreement to January 10, 2010. Accordingly, as of that date, the rights no longer exist and the Rights Agreement terminated.

Preferred Stock

We have authorized 10 million shares of preferred stock to be issued from time to time with such designations and preferences and other special rights and qualifications, limitations and restrictions thereon, as permitted by law and as fixed from time to time by resolution of the Board of Directors.

We entered into a Registration Rights Agreement, dated December 18, 2009, with the holders of our Series D Convertible Preferred Stock, Series E Convertible Preferred Stock, Series F Preferred Stock and Series G Preferred Stock. The Registration Rights Agreement supersedes the Registration Rights Agreement, dated January 22, 2008, between us and the holders of our Series F Preferred Stock; Article 6 of the Securities Purchase Agreement, dated as of March 8, 2006 between us and the holders of our Series E Preferred Stock; and the Registration Rights Agreement, dated November 15, 2004, between us and the holders of our Series D Preferred Stock. Under the Registration Rights Agreement, we agreed to file a registration statement under the Securities Act of 1933 to register the underlying common stock issued or issuable upon conversion of the Series D Preferred Stock, Series E Preferred Stock, Series F Preferred Stock and Series G Preferred Stock within 180 days of demand by the majority of holders of registrable securities (as defined in the agreement). The agreement also grants the parties certain piggy-back registration rights.

Series D Preferred Stock

On November 15, 2004, we entered into a Purchase Agreement with Life Sciences Opportunities Fund II, L.P. and Life Sciences Opportunities Fund II (Institutional), L.P. (collectively, the "Investors") in connection with our sale and issuance to the Investors of an aggregate of 2,086,957 shares of our Series D convertible Preferred Stock and warrants to purchase an aggregate of 626,087 shares of our common stock at $1.15 per share. The issuance price of the Series D Preferred Stock was $1.15 per share at an initial conversion rate of one share of Series D Preferred Stock for one share of common stock, subject to adjustment under certain circumstances. The warrants expired unexercised on November 14, 2008. The net proceeds from the sale of the Series D Preferred Stock totaled $2.3 million. The value of the warrant, $514,000, was allocated on a pro rata basis to Series D Preferred Stock and common stock.

The Purchase Agreement provides that one representative of the Investors has the right to attend our board meetings. In addition, the Series D Preferred Stock has the following rights and preferences:

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Series D Preferred Stock holders are entitled to receive, pro rata among such holders and on a pari passu basis with the holders of common stock, as if the Series D Preferred Stock had been converted into common stock, cash dividends at the same rate and in the same amount per share as any and all dividends declared and paid upon the then outstanding shares of our common stock.

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In the event of any voluntary or involuntary liquidation, dissolution, or winding up of Bioject, Series D Preferred Stock holders are entitled to receive a pro rata distribution of the assets available for distribution to our shareholders, before any payment is made in respect of the common stock or any series of Preferred Stock or other equity securities with rights junior to the Series D Preferred Stock with respect to liquidation preference, in an amount equal to $1.15 per share plus all accrued but unpaid dividends.

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The Series D Preferred Stock may be converted into common stock at the initial conversion rate of one share of Series D Preferred Stock being convertible into one share of common stock (subject to antidilution adjustments).

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Series D Preferred Stock holders have the right to one vote for each share of common stock into which Series D Preferred Stock could then be converted, and, with respect to such vote, the Series D Preferred Stock holders have full voting rights and powers equal to the voting rights and powers of the holders of common stock; provided, however, that for purposes of determining these voting rights, each share of Series D Preferred Stock will be deemed to be converted into a number of shares equal to $1.15 divided by $1.30.

•	We may not, without obtaining the approval of a majority of the outstanding Series D Preferred Stock:

•	take any action that adversely affects the rights, privileges and preferences of the Series D Preferred Stock;

•	amend, alter or repeal any provision of, or add any provision to, our Articles of Incorporation or bylaws to change the rights, powers, or preferences of the Series D Preferred Stock;

•	declare or pay dividends on shares of common stock or Preferred Stock that is junior to the Series D Preferred Stock, subject to limited exceptions;

•	create any new series or class of preferred stock or other security having a preference or priority as to dividends or upon liquidation senior or pari passu with that of the Series D Preferred Stock;

•	reclassify any class or series of preferred stock into shares with a preference or priority as to dividends or assets superior to or on a parity with that of the Series D Preferred Stock;

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apply any of our assets to the redemption or acquisition of shares of common stock or preferred stock, which is redeemable by its terms, junior to the Series D Preferred Stock, subject to limited exceptions;

•	increase or decrease the number of authorized shares of any series of preferred stock or our common stock;

•	agree to an acquisition of, or sale of all or substantially all of, our assets;

•	materially change the nature of our business; or

•	liquidate, dissolve or wind up Bioject's affairs.

Series E Preferred Stock and Related $1.5 Million Convertible Debt Financing

On March 8, 2006, we entered into a Securities Purchase Agreement (the "Securities Purchase Agreement") with LOF and several of its affiliates (collectively, the "LOF Affiliates"). Under the Securities Purchase Agreement, upon receiving shareholder approval at our annual meeting in May 2006, and the satisfaction of customary and other closing conditions, the LOF Affiliates purchased approximately $3.0 million of our Series E Preferred Stock at $1.37 per share. Each share of Series E Preferred Stock is convertible into one share of common stock. The Series E Preferred Stock also included an 8% annual payment-in-kind dividend for 24 months. The Series E Preferred Stock was recorded at fair value on the date of issuance, approximately $3.1 million, and the difference of $109,000 was charged to net loss allocable to common shareholders as a beneficial conversion.

At the same time, we also entered into a Note and Warrant Purchase Agreement with certain of the LOF Affiliates for $1.5 million of convertible debt financing (the "Agreement"). Under the terms of this Agreement, we received $1.5 million of debt financing on March 8, 2006. The debt was due April 1, 2007, but was automatically converted, along with $32,500 of accrued interest, to Series E Preferred Stock, at a conversion rate of $1.37 per share, upon shareholder approval and the closing of our offering of Series E Preferred Stock under the Securities Purchase Agreement. Interest on debt outstanding under the Agreement was 10% per annum.

For the $3.0 million purchase and the conversion of the $1.5 million convertible debt, along with the $32,500 of accrued interest, a total of 3,308,392 shares of Series E Preferred Stock were issued to the LOF Affiliates.

In connection with the Agreement, we issued warrants to purchase an aggregate of 656,934 shares of our common stock at $1.37 per share to the lenders. The warrants expired in September 2010. See Note 13. The remaining proceeds from the issuance of the convertible debt, totaling $833,000, were recorded as short-term borrowings and were to be accreted to the $1.5 million face amount over the term of the debt. However, upon the closing of the Series E Preferred Stock as discussed above, the convertible debt under the Agreement was settled and converted to $1.6 million of Series E Preferred Stock.

The Series E Preferred Stock has the following additional significant rights and preferences:

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In the event of any voluntary or involuntary liquidation, dissolution, or winding up of Bioject (a "Liquidation"), subject to the rights of any series of Preferred Stock with senior liquidation preferences, issued, or outstanding, the holders of Series E Preferred Stock then outstanding shall be entitled to receive, out of the assets of Bioject available for distribution to its shareholders (if any), before any payment shall be made in respect of the common stock, the Series D Preferred Stock or any other series of preferred stock or other equity securities of Bioject with rights junior to the Series E Preferred Stock with respect to liquidation preference, and pro rata based on the respective liquidation preferences with holders of preferred stock with a liquidation preference pari passu with the Series E Preferred Stock, an amount per share of Series E Preferred Stock equal to the Series E stated value, plus all accrued but unpaid dividends thereon to the date fixed for distribution, including specifically and without limitation, the payment-in-kind dividends to the extent not previously issued.

•	If, prior to the conversion of all of the Series E Preferred Stock (including the payment-in-kind dividends), there shall be:

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any merger, consolidation, exchange of shares, recapitalization, reorganization, or other similar event, as a result of which shares of Bioject's common stock shall be changed into the same or a different number of shares of the same or another class or classes of stock or securities of Bioject or another entity;

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any dividend or other distribution of cash, other assets, or of notes or other indebtedness of Bioject, any other securities of Bioject (except common stock), or rights to the holders of its common stock; or

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any acquisition or asset transfer that does not constitute a Liquidation, then the holders of Series E Preferred Stock shall thereafter have the right to receive upon conversion of Series E Preferred Stock, upon the basis and upon the terms and conditions specified herein and in lieu of shares of common stock, immediately theretofore issuable upon conversion, such cash, stock, securities, rights, and/or other assets that the holder would have been entitled to receive in such transaction had the Series E Preferred Stock been converted immediately prior to such transaction.

•	The Series E Preferred Stock and any related common stock equivalents outstanding are subject to antidilution adjustments.

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On vote for each share of common stock into which Series E Preferred Stock could then be converted and, with respect to such vote, full voting rights and powers equal to the voting rights and powers of the holders of common stock;

So long as any of the originally issued shares of Series E Preferred Stock (subject to adjustment for any stock splits, stock dividends, combinations, recapitalizations, and the like and excluding payment-in-kind dividends) are outstanding as a single class, and except as otherwise mandated by applicable law or the terms of the Articles of Incorporation, Bioject shall not without first obtaining the approval (by vote or written consent, as provided by law) of the holders of not less than a majority of the then outstanding Series E Preferred Stock, voting as a class:

•	take any action that adversely affects the rights, preferences and privileges of the holders of the Series E Preferred Stock;

•	amend, alter, or repeal any provision of, or add any provision to the Articles of Incorporation and/or the Articles of Amendment or bylaws of Bioject;

•	declare or pay dividends on shares of common stock or preferred stock that is junior to the Series E Preferred Stock;

•

create any new series or class of preferred stock or other security having a preference or priority as to dividends or upon liquidation senior to or pari passu with that of the Series E Preferred Stock;

•	reclassify any class or series of preferred stock into shares with a preference or priority as to dividends or assets superior to or on a parity with that of the Series E Preferred Stock;

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apply any of its assets to the redemption or acquisition of shares of common stock or preferred stock, except pursuant to any agreement granting Bioject a right of first refusal or similar rights, and except in connection with purchases at fair market value from employees, advisors, officers, directors, consultants, and service providers of Bioject upon termination of employment or service;

•	increase or decrease the number of authorized shares of any series of preferred stock or common stock of Bioject;

•	agree to an acquisition of, or sale of all or substantially all of, our assets;

•	materially change the nature of Bioject's business; or

•	liquidate, dissolve or wind up Bioject's affairs.

Series F Convertible Preferred Stock

On January 22, 2008, we amended our Articles of Incorporation to designate 9,645 shares of our authorized preferred stock as Series F Convertible Preferred Stock (the "Series F Preferred Stock"). A description of the material rights and preferences of the Series F Preferred Stock is as follows:

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Receive 8% annual payment-in-kind dividends ("PIK Dividends") for 24 months following January 22, 2008 (while these dividends will accrue, they will only be paid in connection with certain liquidation events or conversion of the Series F Preferred Stock);

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Receive on a pari passu basis with the holders of common stock, as if the Series F Preferred Stock had been converted into common stock immediately before the applicable record date, cash dividends at the same rate and in the same amount per share as any and all dividends declared and paid upon the then outstanding shares of common stock;

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Receive, in the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company and before any payment is made in respect of the common stock, the Series E Convertible Preferred Stock or the Series D Convertible Preferred Stock, an amount per share of Series F Preferred Stock equal to $75 (as adjusted for any stock dividends, combinations, splits, recapitalizations and the like), plus all accrued but unpaid dividends thereon to the date fixed for distribution, including, without limitation, the PIK Dividends to the extent not previously issued (if our assets available for distribution to shareholders are insufficient to pay the holders of Series F Preferred Stock the full amount to which they are entitled, then all the assets available for distribution to our shareholders shall be distributed ratably first to the holders of the Series F Preferred Stock);

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Be convertible, at any time at the option of the holder, into common stock at a conversion rate of one share of Series F Preferred Stock being convertible into one hundred (100) shares of common stock (subject to anti-dilution adjustments);

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One vote for each share of common stock into which Series F Preferred Stock could then be converted (excluding any PIK Dividends), and with respect to such vote, full voting rights and powers equal to the voting rights and powers of the holders of common stock;

•	Consent rights with respect to certain extraordinary transactions; and

•	Registration rights with respect to the shares of common stock issuable upon conversion of such shares of Series F Preferred Stock.

There is no restriction on the repurchase or redemption of the Series F Preferred Stock while there is an arrearage in the payment of dividends.

Series G Convertible Preferred Stock

On December 18, 2009, we amended our Articles of Incorporation to designate 184,615 shares of our authorized preferred stock as Series G Preferred Stock. A description of the material rights and preferences of the Series G Preferred Stock is set forth below.

The Series G Preferred Stock is entitled to:

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Receive 8% annual payment-in-kind dividends ("PIK Dividends") per year; however, if we fail to declare or pay the PIK Dividends within 90 days of December 18 (beginning December 18, 2010), the PIK Dividends shall increase to 10%. PIK Dividends are payable in Series G Preferred Stock or cash at the option of the Board of Directors;

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Receive on a pari passu basis with the holders of common stock, as if the Series G Preferred Stock had been converted into common stock immediately before the applicable record date, cash dividends at the same rate and in the same amount per share as any and all dividends declared and paid upon the then outstanding shares of common stock;

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Receive, in the event of any voluntary or involuntary liquidation, dissolution, or winding up of Bioject and before any payment is made in respect of the common stock, the Series F Preferred Stock, Series E Preferred Stock or the Series D Preferred Stock, an amount per share of Series G Preferred Stock equal to $13.00 (as adjusted for any stock dividends, combinations, splits, recapitalizations, and the like), plus all accrued but unpaid dividends thereon to the date fixed for distribution, including, without limitation, the PIK Dividends to the extent not previously issued (if our assets available for distribution to shareholders are insufficient to pay the holders of Series G Preferred Stock the full amount to which they are entitled, then all the assets available for distribution to our shareholders shall be distributed ratably first to the holders of the Series G Preferred Stock);

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Be convertible, at any time at the option of the holder, into common stock at a conversion rate of one share of Series G Preferred Stock being convertible into one hundred shares of common stock (subject to anti-dilution adjustments);

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One vote for each share of common stock into which Series G Preferred Stock could then be converted (excluding any PIK Dividends), and with respect to such vote, full voting rights, and powers equal to the voting rights and powers of the holders of common stock;

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For so long as 90,000 shares of Series G Preferred Stock are outstanding, nominate two directors, and for so long as less than 90,000 and more than 50,000 shares of Series G Preferred Stock are outstanding, nominate one director;

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Consent rights with respect to certain extraordinary transactions, including (i) any increase in the number of shares of common stock reserved for issuance under our 1992 Stock Incentive Plan in excess of 5,400,000 shares, or any reservation or issuance of shares of common stock to our employees or directors under any stock incentive plan or agreement not in effect on December 18, 2009 and (ii) any prepayment of indebtedness for borrowed money; and

•	Registration rights with respect to the shares of common stock issuable upon conversion of such shares of Series G Preferred Stock.

There is no restriction on the repurchase or redemption of the Series G Preferred Stock while there is an arrearage in the payment of dividends.

Common Stock

Holders of common stock are entitled to one vote for each share held on all matters to be voted on by shareholders. No shares have been issued subject to assessment, and there are no preemptive or conversion rights and no provision for redemption, purchase or cancellation, surrender or sinking or purchase funds. Holders of common stock are not entitled to cumulate their shares in the election of directors. Certain holders of common stock have certain demand and piggyback registration rights enabling them to register their shares for sale under the 1933 Securities Act.